Related Party Transactions and Commitments - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Related Party Transaction [Line Items]
Remaining fiscal 2023	$ 1,326
2024	6,943
2025	6,538
2026	6,512
2027	6,158
2028 and thereafter	12,122
Total lease payments	$ 39,599
Related Parties
Related Party Transaction [Line Items]
Remaining fiscal 2023		$ 7,297	$ 5,913
2024		7,325	5,197
2025		6,916	5,240
2026		6,852	4,936
2027		6,458	5,049
2028 and thereafter		13,481	17,046
Total lease payments		$ 48,329	$ 43,381